Document and Entity Information	Jul. 29, 2020
Cover [Abstract]
Entity Registrant Name	CALIX, INC
Amendment Flag	false
Entity Central Index Key	0001406666
Document Type	8-K
Document Period End Date	Jul. 29, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-34674
Entity Tax Identification Number	68-0438710
Entity Address, Address Line One	2777 Orchard Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	514-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.025 per share
Trading Symbol	CALX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false